Label	Element	Value
Barrow Hanley Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARYBarrow Hanley Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Barrow Hanley Floating Rate Fund (the “Fund”) seeks to maximize total return, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (November 1, 2023 through September 30, 2024), Fund’s portfolio turnover rate was 43.39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.39%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1‑year example and for the first year of the 3‑, 5‑ and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating rate instruments. Floating rate instruments are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For purposes of this policy, any security or investment will be considered a floating rate instrument if it has a maturity of six months or less even if it pays a rate of interest rate that does not reset or adjust prior to maturity. Floating rate instruments include bank loans, high yield bonds (commonly known as “junk bonds”), collateralized loan obligations (“CLOs”), structured notes and shares of investment companies that invest principally in floating rate instruments. The Fund may invest in floating rate instruments of any credit quality. The Fund expects that many or all of the Fund’s investments will be rated below investment grade or unrated but of comparable credit quality.
The Fund invests primarily in floating rate bank loans. Certain bank loans may be secured by collateral of the borrower and thus may be senior to most other securities issued by the borrower (e.g., common stock and other debt instruments) in the event of bankruptcy. Other bank loans may be unsecured obligations of the borrower. A bank loan may be acquired through the financial institution acting as agent for the lenders or from the borrower, as an assignment from another lender who holds a direct interest in the bank loan, or as a participation interest in another lender’s portion of the bank loan.
The Fund’s portfolio typically will consist principally of floating rate instruments that Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub‑adviser (the “Sub‑Adviser” or “Barrow Hanley”), believes are trading below their intrinsic value, selected through a fundamental research process designed to achieve a balanced goal for yield, principal preservation, and capital appreciation. To construct the Fund’s portfolio, Barrow Hanley evaluates the macro environment and industry and sector trends to determine views from one to three years. This process is designed to enable Barrow Hanley to find specific sectors that offer opportunities for both industry and issuer mispricings given Barrow Hanley’s expectations of changing fundamentals. From there, Barrow Hanley uses two primary methods of identifying potential investments. The first involves independent sorting and research of documents filed with the Securities and Exchange Commission, as well as general and financial news, through the use of third-party research databases, news services and screening software. The second method relies on the professional relationships that Barrow Hanley has established with money managers, leveraged buyout and private equity investors, investment bankers, research analysts, consultants, securities traders, brokers, corporate managers, corporate attorneys and accountants including in depth discussions with Barrow Hanley’s equity research professionals. This analysis is designed to lead Barrow Hanley to industries and debt issuers that offer opportunities for what Barrow Hanley believes are mispriced investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Floating Rate Predecessor Fund was reorganized into the Fund on August 18, 2024 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Floating Rate Predecessor Fund.(a) The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Floating Rate Predecessor Funds for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance information is shown for Class I Shares of the Floating Rate Predecessor Fund as of December 31, 2023. Class I Shares of the Predecessor Fund were merged into Institutional Shares of the Fund as a result of the reorganization. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After‑tax returns are shown for Institutional
(a)
The financial and performance history of the Floating Rate Predecessor Fund includes the financial and performance history of the Barrow, Hanley, Mewhinney & Strauss LLC Bank Loan Fund (the “Floating Rate Private Predecessor Fund”), which was a private fund managed by Barrow Hanley using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used by Barrow Hanley to manage the Floating Rate Predecessor Fund. The Floating Rate Private Predecessor Fund was not a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to the same investment and tax restrictions as the Floating Rate Predecessor Fund. If the Floating Rate Private Predecessor Fund operated as a registered mutual fund, the Floating Rate Private Predecessor Fund’s performance may have been lower. The Floating Rate Private Predecessor Fund contributed all of its assets to the Floating Rate Predecessor Fund on April 12, 2022 and subsequently dissolved. The Floating Rate Predecessor Fund together with the Floating Rate Private Predecessor Fund are referred to as the “Floating Rate Predecessor Funds.”

Shares only and will vary from the after‑tax returns for other share classes. After‑tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866‑260‑9549 (toll free) or 312‑557‑5913.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Floating Rate Predecessor Funds for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866‑260‑9549 (toll free) or 312‑557‑5913
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Shares for year ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	04/01/2020‑06/30/2020 – 8.27%
Worst quarter:	01/01/2020‑03/31/2020 – (12.21)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – for the Periods Ended December 31, 2024
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2024 the Fund compares its performance to the Bloomberg US Aggregate Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for InstitutionalShares only and will vary from the after‑tax returns for other share classes.
Barrow Hanley Floating Rate Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Barrow Hanley Floating Rate Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Barrow Hanley Floating Rate Fund | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Risk. An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

Barrow Hanley Floating Rate Fund | Loan Related Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk, credit risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Bank loans are generally less liquid than many other debt securities. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity and wide bid/ask spreads, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Transactions in bank loans may settle on a delayed basis (and in certain cases may take longer than seven days to settle), such that a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet a Fund’s redemption obligations until a substantial period after the sale of the loans. As upheld on August 24, 2023 by the United States Court of Appeal for the Second Circuit, bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Barrow Hanley Floating Rate Fund | CLO Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
CLO Risk. Collateralized loan obligations (“CLOs”) issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche and the type of the underlying debts and loans in the tranche. Investments in non‑creditworthy borrowers or subordinate tranches may carry greater risk. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. Because the underlying assets in CLOs are loans, in the event an underlying loan is subject to liquidity risks such as the risk of extended settlement, investments in the corresponding CLOs may be indirectly subject to the same risks.

Barrow Hanley Floating Rate Fund | Fixed Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. Rising interest rates may also extend the duration of a fixed income security, typically reducing the security’s value. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

Barrow Hanley Floating Rate Fund | Floating Rate Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Floating Rate Securities Risk. The Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain floating rate instruments have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”). If the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Barrow Hanley Floating Rate Fund | High Yield Junk Bond Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
High Yield (“Junk Bond”) Investments Risk. Below investment grade fixed income securities, also known as “junk bonds,” are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

Barrow Hanley Floating Rate Fund | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Your investment will decline in value if the value of the Fund’s investments decreases. In a declining interest rate environment fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.

Barrow Hanley Floating Rate Fund | Investment Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investment Company Risk. Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.

Barrow Hanley Floating Rate Fund | Benchmark and Reference Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Benchmark and Reference Rate Risk. The London Interbank Offered Rate (LIBOR) was the offered rate at which major international banks could obtain wholesale, unsecured funding. The terms of debt instruments and other investments and transactions (including certain derivatives transactions) to which a Fund may be a party were historically tied to LIBOR, which was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies, and the transition to new reference rates continues. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly, but the full impact of the transition on the Funds or the financial instruments in which a Fund invests cannot yet be fully determined.

Barrow Hanley Floating Rate Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Barrow Hanley Floating Rate Fund | Structured Notes Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Structured Notes Risk – Structured notes are specially-designed derivative debt instruments in which the terms may be structured by the purchaser and the issuer of the note. The Fund bears the risk that the issuer of the structured note will default. The Fund also bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Barrow Hanley Floating Rate Fund | Management and Quantitative Screening Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management and Quantitative Screening Risk. Barrow Hanley’s use of a systematic quantitative screening process and judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities. Additionally, Barrow Hanley’s judgment regarding the investment criteria underlying the screening process may prove to be incorrect.

Barrow Hanley Floating Rate Fund | Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Barrow Hanley Floating Rate Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	196
5 years	rr_ExpenseExampleYear05	343
10 years	rr_ExpenseExampleYear10	$ 771
2019	rr_AnnualReturn2019	8.71%
2020	rr_AnnualReturn2020	2.30%
2021	rr_AnnualReturn2021	5.67%
2022	rr_AnnualReturn2022	(1.41%)
2023	rr_AnnualReturn2023	14.45%
2024	rr_AnnualReturn2024	9.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.21%)
1 Year	rr_AverageAnnualReturnYear01	9.58%
5 Years	rr_AverageAnnualReturnYear05	5.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2018
Barrow Hanley Floating Rate Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	398
10 years	rr_ExpenseExampleYear10	$ 892
Barrow Hanley Floating Rate Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	275
5 years	rr_ExpenseExampleYear05	479
10 years	rr_ExpenseExampleYear10	$ 1,070
Barrow Hanley Floating Rate Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	196
5 years	rr_ExpenseExampleYear05	343
10 years	rr_ExpenseExampleYear10	$ 771
Barrow Hanley Floating Rate Fund | After Taxes on Distributions (No Load) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.55%
5 Years	rr_AverageAnnualReturnYear05	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2018
Barrow Hanley Floating Rate Fund | After Taxes on Distributions and Sale of Fund Shares (No Load) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2018
Barrow Hanley Floating Rate Fund | S&P UBS Leveraged Loan Index (previously known as the Credit Suisse Leveraged Loan Index) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.06%	[4]
5 Years	rr_AverageAnnualReturnYear05	5.73%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%	[3],[4]
Barrow Hanley Floating Rate Fund | Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%	[4],[5]
5 Years	rr_AverageAnnualReturnYear05	(0.33%)	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%	[3],[4],[5]

[1]	Restated to reflect current expenses.
[2]
The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.59%, 0.69%, 0.84%, and 0.59% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares until February 1, 2026. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board”) of the Fund at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement. Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements may exceed 0.59%, 0.69%, 0.84%, and 0.59% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, due to certain excluded expenses.

[3]	Inception for Institutional Shares is June 1, 2018.
[4]	Index returns shown are net of withholding taxes.
[5]
Effective September 30, 2024 the Fund compares its performance to the Bloomberg US Aggregate Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.